Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Property and equipment, gross	¥ 27,568,173		¥ 26,564,998
Less: Accumulated depreciation	(8,915,274)		(7,653,439)
Less: Accumulated impairment	(341,366)		(618,788)
Property and equipment, net	18,311,533		18,292,771		$ 2,618,514
Depreciation expenses	1,526,471	$ 218,282	1,418,492	¥ 1,299,384
Impairment on property plant and equipment	0		0	156,241
Total accumulated impairment loss	277,422
Buildings
Property and equipment, net
Property and equipment, gross	21,675,499		20,496,536
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	3,847,020		3,700,956
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,686,600		1,608,217
Impairment on property plant and equipment				20,584
Motor vehicles
Property and equipment, net
Property and equipment, gross	31,961		30,662
Software
Property and equipment, net
Property and equipment, gross	125,095		128,253
Construction in process
Property and equipment, net
Property and equipment, gross	¥ 201,998		¥ 600,374
Right of use assets
Property and equipment, net
Impairment on property plant and equipment				¥ 135,657